                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-1545

                      Eaton Vance Special Investment Trust
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                         -------------------------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                             Date of Fiscal Year End

                                  June 30, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[GRAPHIC]

SEMIANNUAL REPORT JUNE 30, 2003
[GRAPHIC]

EATON VANCE GREATER INDIA FUND
[GRAPHIC]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


   From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Eaton Vance Greater India Fund as of June 30, 2003

INVESTMENT UPDATE

[PHOTO OF ZAHEER SITABKHAN]
Zaheer Sitabkhan
Portfolio Manager

Investment Environment

- The Indian stock market climate brightened in the first half of 2003. Improving investor sentiment reflected signs of economic recovery, as well as hopes for a reduction in regional tensions amid peace overtures toward Pakistan. The Bombay Stock Exchange Index had a total return of 13.05% during the six months ended June 30, 2003.(1)

- India's Gross Domestic Product is expected to rise in the current fiscal year, up from 4.2% last year. Following last year's catastrophic drought conditions, the agricultural sector has benefitted from a normal monsoon season. In addition, industrial output has risen sharply, boosted by strong exports of IT-related software and services.

- India's consumer economy received a powerful stimulus, as the Reserve Bank of India - the nation's central bank - reduced its key interest rate to 6.0%, a 32-year low. In addition, the government's 2003/2004 budget includes tax breaks aimed at increasing consumer spending.

The Fund

  Performance for the Past Six Months

- The Fund's Class A shares had a total return of 21.55% during the six months ended June 30, 2003.(2) This return resulted from an increase in net asset value per share (NAV) to $6.60 on June 30, 2003 from $5.43 on December 31, 2002.

- The Fund's Class B shares had a total return of 21.16% during the six months ended June 30, 2003.(2) This return resulted from an increase in net asset value per share (NAV) to $6.24 on June 30, 2003 from $5.15 on December 31, 2002.

  Recent Portfolio Developments

- Applications software companies were the Portfolio's largest sector weighting at June 30, 2003. These companies provide software-based solutions that help businesses adjust to the changing IT environment. The companies in the Portfolio have a broad-based roster of customers, including automotive, financial services, health care, manufacturing and media.

- Drug companies were among the Portfolio's best performers during the period. The Portfolio`s drug company investments emphasized companies with good market share in India, as well as marketing agreements that can boost their export business. The Portfolio's investments represent a wide range of activities, including basic research, branded and generic bulk formulations, metered dosages, biotechnology and diagnostics.

- Amid early signs of a recovery, the Portfolio maintained an exposure to an array of companies that produce basic materials. We believe these products, which constitute basic ingredients in industrial and manufacturing processes, could see rising demand in a stronger economy. The Portfolio's investments included producers of petrochemicals, commodity chemicals, crude oil and energy products and agri-chemicals.

- In the industrial area, auto and auto parts companies were significant investments. With rising wealth levels, India has witnessed rapid growth in the number of vehicles produced and sold. The Portfolio's investments included representatives of a full range of India's highly fragmented auto market, including manufacturers of passenger cars, motorcycles, scooters and commercial and utility vehicles.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND LLOYD GEORGE MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

  Fund Information
  as of June 30, 2003

     PERFORMANCE(3)                                                                    CLASS A   CLASS B
     -----------------------------------------------------------------------------------------------------
     Average Annual Total Returns (at net asset value)
     -----------------------------------------------------------------------------------------------------
     One Year                                                                           18.28%    17.74%
     Five Years                                                                          3.94      3.16
     Life of Fund+                                                                      -4.43     -5.02

     SEC Average Annual Total Returns (including sales charge or applicable CDSC)
     -----------------------------------------------------------------------------------------------------
     One Year                                                                           11.49%    12.74%
     Five Years                                                                          2.72      2.81
     Life of Fund+                                                                      -5.05     -5.02

+Inception date: 5/2/94

Ten Largest Holdings(4)
----------------------------------------------

United Phosphorous Ltd.                 6.4%
Hindustan Petroleum Corp. Ltd.          5.9
Reliance Industries Ltd.                5.2
Divi's Laboratories Ltd.                4.9
Hindalco Industries Ltd.                4.7
HDFC Bank Ltd.                          4.6
Digital Globalsoft Ltd.                 4.4
Tata Engineering & Locomotive Co. Ltd.  4.2
Larsen & Toubro Ltd.                    3.8
Bharat Heavy Electricals Ltd.           3.4

(1) It is not possible to invest directly in an index. (2) The returns do not include the 5.75% maximum sa charge for the Fund's Class A shares or the applica contingent deferred sales charges (CDSC) for + Fund's Class B shares. (3) Returns are historical and calculated by determining the percentage change net asset value with all distributions reinvested. average annual returns for Class A reflect a 5. sales charge. Class A shares redeemed within months of purchase, including exchanges, are subj to a 1% early redemption fee. SEC average annu returns for Class B shares reflect applicable CD based on the following schedule: 5%-1st and 2 years; 4%-3rd year; 3%-4th year; 2%-5th year; 6th year. (4) Based on market value. The ten larg holdings represent 47.5% of the Portfolio's net asse Holdings are subject to change.

    Past performance is no guarantee of future resu Investment return and principal value will fluctuate that shares, when redeemed, may be worth more less than their original cost.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
-----------------------------------------------------
Investment in South Asia Portfolio, at
   value
   (identified cost, $11,862,397)         $13,431,171
Receivable for Fund shares sold               253,985
-----------------------------------------------------
TOTAL ASSETS                              $13,685,156
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $    27,101
Payable to affiliate for Trustees' fees           149
Payable to affiliate for distribution
   and service fees                                34
Accrued expenses                               22,166
-----------------------------------------------------
TOTAL LIABILITIES                         $    49,450
-----------------------------------------------------
NET ASSETS                                $13,635,706
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $16,377,602
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (4,106,275)
Accumulated net investment loss              (204,395)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         1,568,774
-----------------------------------------------------
TOTAL                                     $13,635,706
-----------------------------------------------------

Class A Shares
-----------------------------------------------------
NET ASSETS                                $ 4,523,873
SHARES OUTSTANDING                            685,215
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      6.60
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $6.60)       $      7.00
-----------------------------------------------------

Class B Shares
-----------------------------------------------------
NET ASSETS                                $ 9,111,833
SHARES OUTSTANDING                          1,460,071
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      6.24
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS
ENDED JUNE 30, 2003
Investment Income
----------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $1,024)         $   51,714
Interest allocated from Portfolio                311
Expenses allocated from Portfolio           (119,128)
----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $  (67,103)
----------------------------------------------------

Expenses
----------------------------------------------------
Management fee                            $   13,755
Trustees' fees and expenses                      181
Distribution and service fees
   Class A                                     8,431
   Class B                                    38,159
Transfer and dividend disbursing agent
   fees                                       41,389
Registration fees                             14,480
Legal and accounting services                  9,707
Custodian fee                                  5,810
Printing and postage                           3,630
Miscellaneous                                  1,750
----------------------------------------------------
TOTAL EXPENSES                            $  137,292
----------------------------------------------------

NET INVESTMENT LOSS                       $ (204,395)
----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  732,778
   Foreign currency transactions              11,256
----------------------------------------------------
NET REALIZED GAIN                         $  744,034
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $1,556,924
   Foreign currency                            4,204
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $1,561,128
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $2,305,162
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $2,100,767
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (204,395) $        (378,824)
   Net realized gain (loss)                        744,034           (848,870)
   Net change in unrealized appreciation
      (depreciation)                             1,561,128          1,117,681
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      2,100,767  $        (110,013)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      1,921,690  $       1,181,912
      Class B                                      208,061            297,679
   Cost of shares redeemed
      Class A                                   (1,052,540)        (1,078,500)
      Class B                                     (597,791)        (2,152,081)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $        479,420  $      (1,750,990)
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $      2,580,187  $      (1,861,003)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     11,055,519  $      12,916,522
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     13,635,706  $      11,055,519
-----------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $       (204,395) $              --
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                            CLASS A
                                  -------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       -----------------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001(1)        2000(1)        1999(1)        1998(1)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 5.430           $ 5.460        $ 7.390        $11.990        $ 5.780        $ 6.340
-----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                   $(0.090)          $(0.150)       $(0.149)       $(0.212)       $(0.165)       $(0.082)
Net realized and unrealized
   gain (loss)                          1.260             0.120         (1.781)        (4.388)         6.375         (0.478)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.170           $(0.030)       $(1.930)       $(4.600)       $ 6.210        $(0.560)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 6.600           $ 5.430        $ 5.460        $ 7.390        $11.990        $ 5.780
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         21.55%            (0.55)%       (26.12)%       (38.36)%       107.44%         (8.83)%
-----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 4,524           $ 2,962        $ 2,889        $ 4,865        $11,640        $ 8,031
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           4.31%(4)          4.75%          3.96%          2.98%          3.26%          3.18%
   Expenses after custodian
      fee reduction(3)                   4.31%(4)          4.75%          3.90%          2.91%          3.24%          3.08%
   Net investment loss                  (3.33)%(4)        (2.75)%        (2.44)%        (2.20)%        (2.07)%        (1.38)%
Portfolio Turnover of the
   Portfolio                               73%              112%           141%           133%            80%            60%
-----------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                            CLASS B
                                  -------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       -----------------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001(1)        2000(1)        1999(1)        1998(1)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 5.150           $ 5.200        $ 7.140        $11.650        $ 5.660        $ 6.230
-----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                   $(0.099)          $(0.171)       $(0.172)       $(0.255)       $(0.193)       $(0.110)
Net realized and unrealized
   gain (loss)                          1.189             0.121         (1.768)        (4.255)         6.183         (0.460)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.090           $(0.050)       $(1.940)       $(4.510)       $ 5.990        $(0.570)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 6.240           $ 5.150        $ 5.200        $ 7.140        $11.650        $ 5.660
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         21.16%            (0.96)%       (27.17)%       (38.71)%       105.83%         (9.15)%
-----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 9,112           $ 8,094        $10,028        $17,305        $34,671        $43,063
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           4.81%(4)          5.26%          4.46%          3.50%          3.69%          3.69%
   Expenses after custodian
      fee reduction(3)                   4.81%(4)          5.26%          4.40%          3.43%          3.67%          3.59%
   Net investment loss                  (3.88)%(4)        (3.28)%        (2.96)%        (2.73)%        (2.55)%        (1.87)%
Portfolio Turnover of the
   Portfolio                               73%              112%           141%           133%            80%            60%
-----------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Greater India Fund (the Fund) is a mutual fund seeking long-term capital appreciation through the purchase of an interest in a separate investment company which invests primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Fund is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (See Note 7). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in South Asia Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, if any. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes had a capital loss carryover of $4,619,317 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover of $703,456, $3,857,906, and $57,955 will expire on December 31, 2010, December 31, 2009, and
   December 31, 2006, respectively.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Management Fee and Other Transactions
  with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended June 30, 2003, the fee was equivalent to 0.25% of the Fund's average net assets for such period and amounted to $13,755. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2003, the Fund was informed that EVM received or earned $6,371. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $607 from the Eaton Vance Greater India Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2003.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003      YEAR ENDED
    CLASS A                                   (UNAUDITED)        DECEMBER 31, 2002
    -------------------------------------------------------------------------------
    Sales                                               354,771             216,656
    Redemptions                                        (215,123)           (200,499)
    -------------------------------------------------------------------------------
    NET INCREASE                                        139,648              16,157
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003      YEAR ENDED
    CLASS B                                   (UNAUDITED)        DECEMBER 31, 2002
    -------------------------------------------------------------------------------
    Sales                                                38,696              57,034
    Redemptions                                        (151,237)           (411,818)
    -------------------------------------------------------------------------------
    NET DECREASE                                       (112,541)           (354,784)
    -------------------------------------------------------------------------------

   Redemptions or exchanges of Class A shares made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the six months ended June 30, 2003 the Fund received $502 in redemption fees on Class A shares.

4 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make (a) at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, if any, less the Fund's direct expenses and (b) at least one distribution annually of all or substantially all of the net realized capital gains allocated by the Portfolio to the Fund, if any (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund, without a sales charge, at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statement and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized losses. Permanent differences between book and tax accounting are reclassified to paid-in capital.

5 Investment Transactions
-------------------------------------------
   For the six months ended June 30, 2003, increases and decreases in the Fund's investment in the Portfolio aggregated $1,879,078 and $2,053,404, respectively.

6 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class A (Class A Plan) and Class B (Class B Plan) (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940.

   The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), in an amount equal to the aggregate of (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year.

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   The Class B Plan provides for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75% of the Fund's average daily net assets attributable to Class B shares. The Fund will automatically discontinue payments to EVD under the Class B Plan during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the amount received by the Fund for each Class B share sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (See Note 7), daily amounts theretofore paid to EVD by Lloyd George Investment Management (Bermuda) Limited, investment adviser for the Portfolio (Adviser), in consideration of EVD's distribution effort. At June 30, 2003, the amount of Uncovered Distribution Charges EVD calculated under the Class B Plan was approximately $1,715,000. The amounts paid by the Adviser to EVD are equivalent to 0.15% of the Fund's average daily net assets attributable to Class B shares and are made from the Adviser's own resources, not Fund assets.

   Distribution fee payments are made for providing ongoing distribution services to the Fund. The amount payable to EVD by the Fund with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $5,952 and $28,619 for Class A and Class B shares, respectively, to or payable to EVD for the six months ended June 30, 2003, representing 0.35% and 0.75% (annualized) of average daily net assets attributable to Class A and Class B shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class B shares. Such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended June 30, 2003, service fees amounted to $2,479 and $9,540 for Class A and Class B shares, representing 0.15% and 0.25% (annualized) of average daily net assets attributable to Class A and Class B shares, respectively.

   Certain officers and Trustees of the Fund are officers of the above organization.

7 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended June 30, 2003, EVD received approximately $5,000 CDSC paid by Class B shareholders.

8 Shareholder Meeting
-------------------------------------------
   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                NUMBER OF SHARES
                                              ---------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE  WITHHOLD
    ---------------------------------------------------------------
    Jessica M. Bibliowicz                       1,462,431    29,094
    Donald R. Dwight                            1,463,448    28,077
    James B. Hawkes                             1,463,448    28,077
    Samuel L. Hayes, III                        1,463,448    28,077
    William H. Park                             1,462,725    28,800
    Norton H. Reamer                            1,463,448    28,077
    Lynn A. Stout                               1,462,431    29,094

   Each nominee was also elected a Trustee of the Portfolio. In addition, the following persons were elected as Portfolio Trustees:

    Edward K.Y. Chen                           1,462,725   28,800
    Hon. Robert Lloyd George                   1,462,725   28,800

   Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 95.9%
INDIA -- 95.9%

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Applications Software -- 13.9%
---------------------------------------------------------------
Digital Globalsoft Ltd.                     61,000  $   587,495
HP (after its merger with Compaq), is a
majority shareholder, with more than 85%
of the company's revenues being
generated from the parent. Digital
delivers an extensive range of software
development services.
HCL Technologies Ltd.                       72,000      240,078
The company offers an entire gamut of IT
services including technology
development, software product
engineering, networking and application
development services.
I-Flex Solutions Ltd.                       16,950      373,485
A leading provider of banking solutions
to banks and financial institutions
around the world and is 43% owned by
Citigroup.
Infosys Technologies Ltd.(1)                 5,600      394,459
India's dominant software services
provider.
Wipro Ltd.                                  13,550      276,818
Wipro provides high-end R&D services and
application development & maintenance
services to global technology
corporations. Business areas include
hardware design, system software and
embedded software, telecom software,
e-commerce, web enabling and
customer management.
---------------------------------------------------------------
                                                    $ 1,872,335
---------------------------------------------------------------
Auto and Parts -- 8.6%
---------------------------------------------------------------
Bajaj Auto Ltd.                             36,500  $   451,939
One of India's largest manufacturers of
two
and three-wheelers.
Maruti Udyog Ltd.(1)(2)                     48,000      129,450
A 54% subsidiary of Suzuki Motor Corp.,
Japan, Maruti Udyog is India's largest
car company with a market share in
excess of 55%.
Tata Engineering and Locomotive Co. Ltd.   133,421      568,946
A major commercial vehicle manufacturer
in India, its products include cars and
utility vehicles.
---------------------------------------------------------------
                                                    $ 1,150,335
---------------------------------------------------------------
Banking and Finance -- 4.6%
---------------------------------------------------------------
HDFC Bank Ltd.                             111,000  $   620,139
One of the fastest growing private
sector banks in India.
---------------------------------------------------------------
                                                    $   620,139
---------------------------------------------------------------
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Brewery -- 1.4%
---------------------------------------------------------------
United Breweries Ltd.(1)                    94,380  $   191,204
India's largest beer company controlling
over 45% of the country's brewing
capacity with a 40% market share.
---------------------------------------------------------------
                                                    $   191,204
---------------------------------------------------------------
Cement -- 2.1%
---------------------------------------------------------------
Associated Cement Cos. Ltd.                 78,000  $   281,036
One of the largest cement producers in
India, with an installed capacity
aggregating 15mn tons.
---------------------------------------------------------------
                                                    $   281,036
---------------------------------------------------------------
Chemicals -- 7.4%
---------------------------------------------------------------
Indo Gulf Fertilisers Ltd.(1)               93,220  $   138,472
The company manufactures agricultural
chemicals.
United Phosphorous Ltd.                    157,000      861,044
A leading agrochemical manufacturer in
the domestic market. Currently the focus
is to tap the growing & profitable
export market for generic
(off-patent) agrochemicals.
---------------------------------------------------------------
                                                    $   999,516
---------------------------------------------------------------
Diversified Industry -- 5.2%
---------------------------------------------------------------
Bharat Electronics Ltd.                     24,111  $   178,114
India's largest defence equipment
manufacturer and 76% owned by the
Government of India, with products such
as defence radars, defence
communications, telecommunication, sound
& vision broadcasting
and semiconductors.
Larsen & Toubro Ltd.                        97,000      512,729
One of India's leading engineering and
construction companies and the second
largest cement producer.
---------------------------------------------------------------
                                                    $   690,843
---------------------------------------------------------------
Drugs -- 10.1%
---------------------------------------------------------------
Aurobindo Pharmaceuticals Ltd.              49,700  $   399,745
A niche player in the semi synthetic
penicillin (SSP) cephalosporins space.
The company has mapped up a strategy of
becoming a fully-integrated active
pharmaceutical ingredient (API) player
as well as cater to the US regulated
markets.
Divi's Laboratories Ltd.(1)                 55,000      651,753
A research-focused custom manufacturer
of bulk
drug/intermediates with few peers in
Indian
pharmaceutical sector.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------

Drugs (continued)
---------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.               13,000  $   307,036
A leading pharmaceutical company in
India.
---------------------------------------------------------------
                                                    $ 1,358,534
---------------------------------------------------------------
Energy -- 8.8%
---------------------------------------------------------------
Hindustan Petroleum Corp. Ltd.             104,800  $   790,239
One of India's three premier R&M
(refinery & marketing) companies, the
company refines crude oil into
constituent fuel products at its two
refineries in Mumbai & Vishakhpatnam. It
has an installed capacity of 13 mmtpa
and a domestic market share of 20%.
Oil and Natural Gas Corp. Ltd.              38,000      395,823
India's dominant exploration &
production company and 84% owned by the
Government of India. The company has a
virtual monopoly in the production of
crude oil & natural gas in the country.
---------------------------------------------------------------
                                                    $ 1,186,062
---------------------------------------------------------------
Engineering -- 6.6%
---------------------------------------------------------------
Engineers India Ltd.                        62,000  $   438,949
The company provides engineering design
and consultancy services for refineries,
oil and gas projects, pipelines,
petrochemical complexes and other
industries, and is 90% owned by the
Government of India.
Siemens India Ltd.                          56,528      445,516
The company manufactures diversified
products for energy, industry,
healthcare (a supplier of high-tech
medical electronics), transportation and
the component segments. It also has
joint ventures which supply equipment in
the fields of telecommunication and
information technology.
---------------------------------------------------------------
                                                    $   884,465
---------------------------------------------------------------
Entertainment -- 2.1%
---------------------------------------------------------------
Television Eighteen India Ltd.             145,000  $   280,458
Primarily a television content
production house, with an interest in
business news broadcasting through CNBC
India.
---------------------------------------------------------------
                                                    $   280,458
---------------------------------------------------------------
Foods -- 2.7%
---------------------------------------------------------------
Balrampur Chini Mills Ltd.                 117,685  $   355,848
The company is engaged in the
manufacturing and marketing of sugar,
alcohol, and bio-fertilizers. It
possesses an aggregate cane crushing
capacity of 25000 tcd (tons crushed per
day) across three different locations.
---------------------------------------------------------------
                                                    $   355,848
---------------------------------------------------------------
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Information Services -- 0.5%
---------------------------------------------------------------
Geodesic Information Systems(1)             20,000  $    72,837
Geodesic is a forerunner in the area of
unified messaging, with the messaging
solution 'Mundu' messenger which is an
'Interoperable Instant Messaging' tool.
---------------------------------------------------------------
                                                    $    72,837
---------------------------------------------------------------
Metals - Aluminium -- 6.5%
---------------------------------------------------------------
Hindalco Industries Ltd.                    38,841  $   624,263
An integrated aluminium producer that
has a low cost copper smelter. It owns
96% of Indian Aluminium, which sells
alumina and high-end fabricated
aluminium products.
National Aluminium Co. Ltd.                103,500      249,762
Nalco is a leading producer of alumina
and aluminium in India, with integrated
operations. The Government is the
principal shareholder, owning 87% of the
shares outstanding.
---------------------------------------------------------------
                                                    $   874,025
---------------------------------------------------------------
Miscellaneous -- 0.5%
---------------------------------------------------------------
United Breweries Holdings Ltd.(1)(3)       141,570  $    64,753
De-merged entity of United Breweries
Ltd. United Breweries Holdings is a
holding company of United Breweries Ltd.
---------------------------------------------------------------
                                                    $    64,753
---------------------------------------------------------------
Petrochemicals -- 8.5%
---------------------------------------------------------------
IBP Company Ltd.                            35,640  $   436,215
IBP is engaged primarily in marketing
petroleum products with a capacity of
6.5 mmtpa. Indian Oil Corporation,
India's premier refiner and marketer,
holds a 54% stake in the company.
Reliance Industries Ltd.                   100,000      700,324
The 4th largest petrochemicals/energy
company in Asia, with respectable global
rankings in each of its major
businesses. The group enjoys the
distinction of operating
fully-integrated production facilities,
from oil to textile.
---------------------------------------------------------------
                                                    $ 1,136,539
---------------------------------------------------------------
Power Converters / Power Supply
Equipment -- 6.4%
---------------------------------------------------------------
Bharat Heavy Electricals Ltd.               78,000  $   452,602
A dominant player in the domestic power
plant equipment and electrical
engineering industry, BHEL supplies
power plant equipment to central
utilities, state electricity boards &
independent power producers (IPPs) and
undertakes turnkey projects. It also
supplies equipment like turbines,
generators and boilers.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------

Power Converters / Power Supply
Equipment (continued)
---------------------------------------------------------------
Tata Power Co. Ltd.                        118,400  $   404,757
The largest private sector power utility
in India. The company has license to
supply bulk power in the
region of Mumbai.
---------------------------------------------------------------
                                                    $   857,359
---------------------------------------------------------------
Property -- 0.0%
---------------------------------------------------------------
Gesco Corp. Ltd.(1)(3)                           2  $         1
Engaged in real estate and property
development.
De-merged entity of GE Shipping.
---------------------------------------------------------------
                                                    $         1
---------------------------------------------------------------
Transportation -- 0.0%
---------------------------------------------------------------
Great Eastern Shipping Co. Ltd.                 90  $        99
The largest private sector shipping
company in India.
---------------------------------------------------------------
                                                    $        99
---------------------------------------------------------------
Total Common Stocks
   (identified cost $11,378,286)                    $12,876,388
---------------------------------------------------------------
Total India
   (identified cost $11,378,286)                    $12,876,388
---------------------------------------------------------------
Total Investments -- 95.9%
   (identified cost $11,378,286)                    $12,876,388
---------------------------------------------------------------
Other Assets, Less Liabilities -- 4.1%              $   554,914
---------------------------------------------------------------
Net Assets -- 100.0%                                $13,431,302
---------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Priced by adviser.
 (3) The above securities held by the Portfolio on June 30, 2003 are unrestricted securities valued at market prices. Because of the length of the registration process, the Portfolio would temporarily be unable to sell certain of these securities. At June 30, 2003 the aggregate value of these securities amounted to $64,754 representing 0.5% of the Portfolio's net assets (Note 5).

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TOP TEN HOLDINGS

                                                                             PERCENTAGE
  COMPANY                          INDUSTRY SECTOR                           OF NET ASSETS  VALUE
  --------------------------------------------------------------------------------------------------
  United Phosphorous Ltd.          Chemicals                                         6.4%   $861,044
  Hindustan Petroleum Corp. Ltd.   Energy                                            5.9     790,239
  Reliance Industries Ltd.         Petrochemicals                                    5.2     700,324
  Divi's Laboratories Ltd.         Drugs                                             4.9     651,753
  Hindalco Industries Ltd.         Metals - Aluminium                                4.6     624,263
  HDFC Bank Ltd.                   Banking and Finance                               4.6     620,139
  Digital Globalsoft Ltd.          Applications Software                             4.4     587,495
  Tata Engineering and             Auto and Parts
    Locomotive Co. Ltd.                                                              4.2     568,946
  Larsen & Toubro Ltd.             Diversified Industry                              3.8     512,729
  Bharat Heavy Electricals Ltd.    Power Converters/Power Supply Equipment           3.4     452,602

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                          PERCENTAGE
COMPANY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Applications Software                            13.9%   $1,872,335
Drugs                                            10.1     1,358,534
Energy                                            8.8     1,186,062
Auto and Parts                                    8.6     1,150,335
Petrochemicals                                    8.5     1,136,539
Chemicals                                         7.4       999,516
Engineering                                       6.6       884,465
Metals - Aluminium                                6.5       874,025
Power Converters/Power Supply Equipment           6.4       857,359
Diversified Industry                              5.2       690,843

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $11,378,286)         $12,876,388
Cash                                            2,768
Foreign currency, at value
   (identified cost, $1,298,434)            1,303,019
Receivable for investments sold               297,997
Interest and dividends receivable              13,716
-----------------------------------------------------
TOTAL ASSETS                              $14,493,888
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 1,032,186
Payable to affiliate for Trustees' fees           152
Accrued expenses                               30,248
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,062,586
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $13,431,302
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $11,928,615
Net unrealized appreciation (computed on
   the basis
   of identified cost)                      1,502,687
-----------------------------------------------------
TOTAL                                     $13,431,302
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes, $1,024)  $   51,714
Interest                                         311
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   52,025
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $   41,695
Administration fee                            13,795
Trustees' fees and expenses                    2,615
Custodian fee                                 34,024
Legal and accounting services                 22,575
Miscellaneous                                  4,557
----------------------------------------------------
TOTAL EXPENSES                            $  119,261
----------------------------------------------------

NET INVESTMENT LOSS                       $  (67,236)
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  735,289
   Foreign currency transactions              11,265
----------------------------------------------------
NET REALIZED GAIN                         $  746,554
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $1,812,888
   Foreign currency                            4,204
----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $1,817,092
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $2,563,646
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $2,496,410
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (67,236) $         (97,122)
   Net realized gain (loss)                        746,554           (918,095)
   Net change in unrealized
      appreciation (depreciation)                1,817,092          1,165,519
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      2,496,410  $         150,302
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      1,879,078  $       1,477,300
   Withdrawals                                  (2,111,331)        (4,110,492)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $       (232,253) $      (2,633,192)
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $      2,264,157  $      (2,482,890)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     11,167,145  $      13,650,035
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     13,431,302  $      11,167,145
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       --------------------------------------------------------
                                  (UNAUDITED)           2002        2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net
   assets):
   Expenses                              2.16%(1)        2.77%       2.52%       1.82%       2.09%       1.97%
   Expenses after custodian
      fee reduction                      2.16%(1)        2.77%       2.46%       1.75%       2.07%       1.87%
   Net investment loss                  (1.22)%(1)      (0.77)%     (1.02)%     (1.04)%     (0.94)%     (0.16)%
Portfolio Turnover                         73%            112%        141%        133%         80%         60%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                         22.75%           1.53%     (25.70)%        --          --          --
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $13,431         $11,167     $13,650     $23,236     $48,278     $52,734
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   South Asia Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on January 18, 1994, seeks to achieve long-term capital appreciation by investing primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2003, the Greater India Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains in certain countries. During the six months ended June 30, 2003, the Portfolio did not make any payments pursuant to such requirement.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period for such securities and the related tax rates, tax loss carryforwards (if applicable) and other such factors. As of June 30, 2003, the Portfolio had no reserve related to capital gains.

 C Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments.

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2003, the adviser fee was 0.75% of average daily net assets and amounted to $41,695. In addition, an administration fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2003, the administration fee was 0.25% of average net assets and amounted to $13,795. Except as to Trustees of the Portfolio who are not members of the Adviser's or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, aggregated 7,920,999 and 8,360,423 respectively.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $11,378,286
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,861,073
    Gross unrealized depreciation              (1,362,971)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,498,102
    -----------------------------------------------------

   The appreciation on currency is $4,585.

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

   Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6 India Taxes
-------------------------------------------
   The Portfolio is subject to certain Indian income taxes in connection with distributions from, and transactions in, Indian securities. The Portfolio has been advised that the Indian tax authority is conducting a review of the Portfolio's tax returns filed for the tax years ended March 31, 2002 and 2001. As of June 30, 2003, the Portfolio has not been advised of the results of that review.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2003.

8 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                              100%          0%
    Edward K.Y. Chen                                   100%          0%
    Donald R. Dwight                                   100%          0%
    James B. Hawkes                                    100%          0%
    Samuel L. Hayes, III                               100%          0%
    Hon. Robert Lloyd George                           100%          0%
    William H. Park                                    100%          0%
    Norton H. Reamer                                   100%          0%
    Lynn A. Stout                                      100%          0%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

EATON VANCE GREATER INDIA FUND

INVESTMENT MANAGEMENT

EATON VANCE GREATER INDIA FUND

Officers

Thomas E. Faust Jr.
President

Duke Laflamme
Vice President

Thomas H. Luster
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

SOUTH ASIA PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Zaheer Sitabkhan
Vice President and
Portfolio Manager

William Walter Raleigh Kerr
Vice President and Assistant
Treasurer

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Edward K. Y. Chen

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER OF SOUTH ASIA PORTFOLIO
LLOYD GEORGE INVESTMENT MANAGEMENT
(BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong

SPONSOR AND MANAGER OF EATON VANCE GREATER INDIA FUND
AND ADMINISTRATOR OF SOUTH ASIA PORTFOLIO
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:


- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

EATON VANCE GREATER INDIA FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

142-8/03                                                                   GISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob
H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust (On behalf of Eaton Vance Greater India
Fund)


By:  /s/ Thomas E. Faust Jr.
     -----------------------
     Thomas E. Faust Jr.
     President


Date: August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ James L. O'Connor
     ---------------------
     James L. O'Connor
     Treasurer


Date: August 18, 2003


By:  /s/ Thomas E. Faust Jr.
     -----------------------
     Thomas E. Faust Jr.
     President


Date: August 18, 2003